Share capital	12 Months Ended
Dec. 31, 2021
Share capital.
Share capital

13. Share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2020	32,848,635	(6,243,487)	26,605,148
Settlement of supplier invoices	—	207,190	207,190
Net purchase of treasury shares under liquidity agreement	—	(26,564)	(26,564)
Other net sale of treasury shares	—	333,000	333,000
Balance as of December 31, 2020	32,848,635	(5,729,861)	27,118,774
Issue of shares-capital increase	16,424,317	(9,524,317)	6,900,000
Settlement of supplier invoices	—	116,914	116,914
Net purchase of treasury shares under liquidity agreement	—	(36,881)	(36,881)
Sale of treasury shares under shelf registration	—	3,759,402	3,759,402
Other net sale of treasury shares	—	39,940	39,940
Balance as of December 31, 2021	49,272,952	(11,374,803)	37,898,149

The Company maintains a Liquidity Agreement with Kepler Capital Markets SA (“Kepler”). Under the agreement, the Group has provided Kepler with cash and shares to enable them to buy and sell the Company’s shares. As of December 31, 2021, 91,370 (December 31,2020: 54,489) treasury shares are recorded under this agreement in the treasury share reserve and CHF 17,145 (December 31,2020: CHF 64,930) is recorded in other financial assets.

As of December 31, 2021, the total outstanding share capital is CHF 37,898,149, consisting of 37,898,149 shares excluding 11,374,803 treasury shares. As of December 31, 2020, the total outstanding share capital was CHF 27,118,774 consisting of 27,118,774 shares excluding 5,729,861 treasury shares. All shares have a nominal value of CHF 1.

On December 16, 2021, following the Securities Purchase Agreement signed with Armistice Capital LLC, the Group sold 3,752,202 treasury shares in the form of 625,367 American Depositary Share (ADS) listed on the Nasdaq Stock Market at a sale price of USD 1.08 (CHF 1) per share, USD 6.50 (CHF 6) per ADS. In addition, 5,478,570 pre-funded warrants in the form of 913,095 ADS were sold at a sale price of USD 1.08 (CHF 0.99) per share, USD 6.49 (CHF 5.99) per ADS with an exercise price of USD 0.01 per ADS. The total gross proceeds of this offering amounted to USD 10 million (CHF 9.2 million) and directly related share issuance costs of CHF 1.4 million were recorded as a deduction in equity. The Group additionally issued to Armistice Capital LLC, 9,230,772 warrants in the form of 1,538,462 ADS with exercise price of USD 1.08 (CHF 1) per share and USD 6.5 (CHF 6) per ADS. The fair value of each of the warrants issued is CHF 0.40 per share, CHF 2.4 per ADS, and has been calculated using the Black-Scholes valuation model and recorded in equity as a cost of the offering, with a volatility of 55.57% and an annual risk-free rate of -0.64%. The total value of the warrants issued amounted to CHF 3.7 million.

On April 23, 2021, Addex Therapeutics Ltd issued 9,524,317 new shares from the authorized capital to its 100% owned subsidiary, Addex Pharma SA, at CHF 1. These shares are held as treasury shares.

On January 8, 2021, Addex Therapeutics Ltd issued 6,900,000 registered shares, with a nominal value of CHF 1 each, at an issue price of CHF 1.46. Out of the total new shares, 6,750,000 are in the form of ADS. The gross proceeds amounted to CHF 10.1 million (USD 11.5 million) and directly related share issuance costs of CHF 1.9 million were recorded as a deduction in equity.

During the year ended December 31, 2021, the Group sold 3,759,402 shares under a shelf-registration in Nasdaq Stock Market, that includes the 3,752,202 treasury shares sold to Armistice Capital LLC on December 16, 2021 and the 7,000 shares sold under ATM program initiated on June 29, 2021 and put on hold on December 15, 2021. During the same period, the Group sold 39,940 (December 31, 2020: 333,000) additional treasury shares for a gross amount of CHF 80,944 (December 31, 2020: CHF 749,050) under a Sale Agency Agreement entered with Kepler Cheuvreux and used 116,914 treasury shares to purchase services from consultants (December 31, 2020: 207,190) including 60,638 treasury shares for Roger Mills, the Group’s Chief Medical Officer (December 31, 2020: 114,851). The total value of consulting services settled in shares was CHF 164,980 for the year ended December 31, 2021. (CHF 285,745 for the year ended December 31, 2020).